SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Gross property and equipment	$ 4,637	$ 4,068	$ 1,673
Less accumulated depreciation	(1,593)	(1,243)	(801)
Net Property and equipment	3,044	2,825	872
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	1,277	1,394	936
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	2,479	2,387	519
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	806	212	143
Molds [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	$ 75	$ 75	$ 75